Business Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Financial Data for Continuing Operation For Corporation's Reportable Business Segments

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

years ended December 31 (add 000) Total revenues	2014	2013	2012
Mid-America Group	$848,855	$789,806	$761,704
Southeast Group	274,352	245,340	243,442
West Group	1,356,283	875,588	806,043
Total Aggregates Business	2,479,490	1,910,734	1,811,189
Cement	221,759	—	—
Magnesia Specialties	256,702	244,817	220,712
Total	$2,957,951	$2,155,551	$2,031,901

Net sales
Mid-America Group	$770,568	$720,007	$695,819
Southeast Group	254,986	226,437	226,232
West Group	1,207,879	771,133	708,689
Total Aggregates Business	2,233,433	1,717,577	1,630,740
Cement	209,556	—	—
Magnesia Specialties	236,106	225,641	202,217
Total	$2,679,095	$1,943,218	$1,832,957

Gross profit (loss)
Mid-America Group	$216,883	$192,747	$185,191
Southeast Group	10,653	(3,515)	(6,051)
West Group	155,678	92,513	76,212
Total Aggregates Business	383,214	281,745	255,352
Cement	52,469	-	-
Magnesia Specialties	84,594	83,703	77,223
Corporate	2,083	(1,491)	(5,441)
Total	$522,360	$363,957	$327,134

Net Sales By Product Line

The Aggregates business includes the aggregates product line and aggregates-related downstream operations, which include the asphalt, ready mixed concrete and road paving product lines. All aggregates-related downstream operations reside in the West Group. Total revenues, net sales and gross profit by product line for the Aggregates business, which are reconciled to consolidated amounts, are as follows:

years ended December 31 (add 000) Total revenues	2014	2013	2012
Aggregates	$1,805,824	$1,527,986	$1,470,954
Asphalt	85,822	78,863	93,288
Ready Mixed Concrete	431,229	146,085	110,562
Road Paving	156,615	157,800	136,385
Total Aggregates Business	2,479,490	1,910,734	1,811,189
Cement	221,759	—	—
Magnesia Specialties	256,702	244,817	220,712
Total	$2,957,951	$2,155,551	$2,031,901

Net sales
Aggregates	$1,570,022	$1,347,486	$1,303,975
Asphalt	76,278	66,216	79,816
Ready Mixed Concrete	430,519	146,079	110,554
Road Paving	156,614	157,796	136,395
Total Aggregates Business	2,233,433	1,717,577	1,630,740
Cement	209,556	—	—
Magnesia Specialties	236,106	225,641	202,217
Total	$2,679,095	$1,943,218	$1,832,957

Gross profit (loss)	2014	2013	2012
Aggregates	$324,093	$259,054	$240,614
Asphalt	13,552	12,928	12,099
Ready Mixed Concrete	39,129	8,337	59
Road Paving	6,440	1,426	2,580
Total Aggregates Business	383,214	281,745	255,352
Cement	52,469	—	—
Magnesia Specialties	84,594	83,703	77,223
Corporate	2,083	(1,491)	(5,441)
Total	$522,360	$363,957	$327,134

Domestic and Foreign Total Revenues

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2014	2013	2012
Domestic	$2,912,115	$2,113,068	$1,987,228
Foreign	45,836	42,483	44,673
Total	$2,957,951	$2,155,551	$2,031,901